Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 15 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into seven non-cancellable operating lease agreements for 7 office spaces expiring through October 2024. As of December 31, 2020, upon adoption of FASB ASU 2016-02, the Company recognized approximately RMB 2.7 (USD 0.4 million) million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7%, which is determined using an incremental borrowing rate with similar term in the PRC. The Company recognized two ROU assets and lease liabilities and nil were recognized during the years ended December 31, 2022 and December 31, 2023, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1 year. The Company takes the short-term lease exemption for the lease agreements with a term of less than 1 year and expensed RMB 679,255 and RMB 191,113 (USD 27,121) during the years ended December 31, 2022 and 2023, respectively.

Operating lease expenses are allocated between the cost of revenue and selling, research and development, general, and administrative expenses. Rent expenses for the years ended December 31,2021, 2022 and 2023 was RMB 1,548,250, RMB 1,651,749and RMB 1,284,750 (USD 182,319), respectively. Impairment of right of use assets amounted for the years ended December 31, 2021, 2022 and 2023 was nil, RMB 151,041 and nil, respectively.

The maturity of the Company’s operating lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
2024	287,651	40,613
2025	-	-
2026	-	-
2027	-	-
2028	-	-
Total lease payments	287,651	40,613
Less: Interest	8,141	1,149
Present value of lease liabilities	279,510	39,464

*	include operating leases with a term less than one year.